Associated companies	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Associated companies	Associated companies
As of December 31, 2023 and 2022, associated companies accounted for under the equity method of accounting consisted of the following:

	% Ownership as of December 31, 2023	As of December 31,
		2023	2022
Shannon Engine Support Ltd (“SES”)	50.0	$797,185	$634,701
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)	16.7	91,898	88,240
Other	9.5-39.3	82,434	88,278
		$971,517	$811,219
Our share of undistributed earnings of investments in which our ownership interest is less than 50% was $63 million as of December 31, 2023 and 2022